LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	12 Months Ended
Dec. 31, 2016
Long-term Debt, Excluding Current Maturities [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES
NOTE 7:-	LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

Banks and others

	Annual interest
	rate at
	December 31	December 31,
	2016	2016	2015
	%	US Dollars in thousands
Linkage terms:
U.S. dollar	5 - 8.56	448	844
NIS - Fix interest rate	5 - 6	142	55
Euro	2.17	13	394
NIS - linked to the Prime rate	P+0.9	2,330	2,906
		2,933	4,199
Less - current maturities (banks and trade payables)		(979)	(1,294)

		1,954	2,905

Minimum future payments at December 31, 2016 due under the long-term (including capital lease) debt are as follows:

Long-term loan

First year	979
Second year	950
Third year	935
Fourth year	69

2,933

Long-term debt includes capital leases in the amounts of $603 and $ 1,464 and current maturities of long-term debt of $205 and $492 at December 31, 2016 and 2015, respectively. The current maturities are classified to the trade payable balance as of December 31, 2016 and 2015, respectively.

In April 2014, the Company signed a new financial undertakings letter with one bank and in May 2014 with another bank. Under these undertaking the Company is required to maintain certain financial covenants, including: (i) adjusted shareholders' equity (excluding certain intangible and other assets) equal to the greater of $ 4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. The compliance with the financial covenants is measured annually based on the Company’s annual audited financial statements. As of December 31, 2016  the Company was not in compliance with these covenants, however the banks granted the Company a waiver for such non-compliance for year ended 2016.

As to pledges securing the loans, see Note 9a.